Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Item 402(v) of
Regulation
S-K,
we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed fiscal years. The table below summarizes compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the applicable years. Note that for our Named Executive Officers (each an “NEO”) other than our CEO, compensation is reported as an average.

						Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total Compensation for CEO(1)	Compensation Actually Paid to CEO(1)(2)		Average Summary Compensation Table Total Compensation for Other NEOs(1)	Average Compensation Actually Paid to Other NEOs(1)(2)	Company Cumulative TSR	Peer Group Cumulative TSR(3)	Net Income ($ millions)		Company- Selected Performance Measure - Adjusted EBITDA ($ millions)
2022	$13,071,897		$22,507,848	$3,860,049	$6,094,879	$85.00	$131.79		$155	$679
2021	$11,325,137		$7,852,882	$3,136,479	$2,314,099	$54.58	$77.91	-$	250	$229
2020	$11,035,255	-$	191,686	$2,812,420	$275,683	$55.07	$62.47	-$	2,542	$350

(1)
The CEO in each of 2022, 2021 and 2020 is Williams. Other NEOs included in average compensation calculations disclosed for 2022 and 2021 include: Bayardo, Joseph, Rovig, Shelton. Other NEOs included in average compensation calculations disclosed for 2020 include: Bayardo, Rovig, Weinstock, Duff.

(2)	To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:
CEO SCT Total to CAP Reconciliation

	Year
Compensation Element	2020		2021		2022
Total Comp as Reported in SCT		$11,035,255		$11,325,137		$13,071,897
Pension/NQDC as Reported in SCT	-$	217,866		$0		$0
Stock Awards as Reported in SCT	-$	7,854,871	-$	7,868,423	-$	7,752,616
Option Awards as Reported in SCT	-$	2,137,500	-$	2,161,279	-$	2,146,016
Pension Value for Current Year		$0		$0		$0
Adjusted Equity Values and Accrued Dividends*	-$	1,016,704		$6,557,447		$19,334,583
Compensation Actually Paid (CAP)	-$	191,686		$7,852,882		$22,507,848

*	Adjusted Equity Values and Accrued Dividends represents the year-over-year change in the fair value of equity wards to our CEO, as itemized in the table below.

Equity Award Detail	2020		2021		2022
Change in fair value from end of prior fiscal year to vesting date for previously granted awards - vested during the year	-$	1,811,141		$622,199	$1,404,110
Change in fair value from end of prior fiscal year to end of current fiscal year for previously granted awards - unvested at year end	-$	5,741,765	-$	2,616,454	$4,653,634
Fair value of equity awards at fiscal year end for current year equity grants		$6,536,202		$8,551,702	$13,276,839
Total Equity Adjustments	-$	1,016,704		$6,557,447	$19,334,583
Average other NEO SCT Total to CAP Reconciliation

	2022
Compensation Element	Bayardo		Joseph		Rovig		Shelton
Total Comp as Reported in SCT		$4,938,890		$3,568,577		$3,453,418		$3,479,309
Pension/NQDC as Reported in SCT		$0		$0		$0		$0
Stock Awards as Reported in SCT	-$	2,448,193	-$	1,632,147	-$	1,632,147	-$	1,632,147
Option Awards as Reported in SCT	-$	677,689	-$	451,793	-$	451,793	-$	451,793
Pension Value for Current Year		$0		$0		$0		$0
Adjusted Equity Values and Accrued Dividends**		$6,105,655		$4,070,457		$4,070,457		$4,070,457
Compensation Actually Paid (CAP)		$7,918,663		$5,555,094		$5,439,935		$5,465,826
Average other NEO CAP		$6,094,879

	2021
Compensation Element	Bayardo		Joseph		Rovig		Shelton
Total Comp as Reported in SCT		$4,029,178		$2,920,569		$2,860,735		$2,735,432
Pension/NQDC as Reported in SCT		$0		$0		$0		$0
Stock Awards as Reported in SCT	-$	2,484,765	-$	1,656,510	-$	1,656,510	-$	1,656,510
Option Awards as Reported in SCT	-$	682,508	-$	455,005	-$	455,005	-$	455,005
Pension Value for Current Year		$0		$0		$0		$0
Adjusted Equity Values and Accrued Dividends**		$2,070,765		$1,380,511		$1,380,511		$1,380,511
Compensation Actually Paid (CAP)		$2,932,670		$2,189,565		$2,129,731		$2,004,428
Average other NEO CAP		$2,314,099

	2020
Compensation Element	Bayardo		Rovig		Weinstock		Duff
Total Comp as Reported in SCT		$3,846,788		$2,682,271		$2,439,498		$2,281,121
Pension/NQDC as Reported in SCT		$0		$0		$0		$0
Stock Awards as Reported in SCT	-$	2,480,488	-$	1,653,643	-$	1,488,307	-$	1,488,307
Option Awards as Reported in SCT	-$	674,997	-$	450,000	-$	404,998	-$	404,998
Pension Value for Current Year		$0		$0		$0		$0
Adjusted Equity Values and Accrued Dividends**	-$	394,484	-$	265,648	-$	220,538	-$	220,538
Compensation Actually Paid (CAP)		$296,819		$312,980		$325,655		$167,278
Average other NEO CAP		$275,683

**	Adjusted Equity Values and Accrued Dividends represents the average year-over-year change in the fair value of equity wards to our NEOs other than our CEO, as itemized in the table below.

Equity Award Detail	2020		2021		2022
Change in fair value from end of prior fiscal year to vesting date for previously granted awards - vested during the year	-$	455,096		$147,363	$332,551
Change in fair value from end of prior fiscal year to end of current fiscal year for previously granted awards - unvested at year end	-$	1,299,455	-$	619,691	$1,102,178
Fair value of equity awards at fiscal year end for current year equity grants		$1,479,248		$2,025,403	$3,144,528
Total Equity Adjustments	-$	275,302		$1,553,075	$4,579,256

(3)	The peer group used for total shareholder return is SPSIOS, the S&P Oil & Gas Equipment Select Industry Index.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	The CEO in each of 2022, 2021 and 2020 is Williams. Other NEOs included in average compensation calculations disclosed for 2022 and 2021 include: Bayardo, Joseph, Rovig, Shelton. Other NEOs included in average compensation calculations disclosed for 2020 include: Bayardo, Rovig, Weinstock, Duff.
Peer Group Issuers, Footnote [Text Block]	The peer group used for total shareholder return is SPSIOS, the S&P Oil & Gas Equipment Select Industry Index.
PEO Total Compensation Amount	$ 13,071,897	$ 11,325,137	$ 11,035,255
PEO Actually Paid Compensation Amount	$ 22,507,848	7,852,882	(191,686)
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:
CEO SCT Total to CAP Reconciliation

	Year
Compensation Element	2020		2021		2022
Total Comp as Reported in SCT		$11,035,255		$11,325,137		$13,071,897
Pension/NQDC as Reported in SCT	-$	217,866		$0		$0
Stock Awards as Reported in SCT	-$	7,854,871	-$	7,868,423	-$	7,752,616
Option Awards as Reported in SCT	-$	2,137,500	-$	2,161,279	-$	2,146,016
Pension Value for Current Year		$0		$0		$0
Adjusted Equity Values and Accrued Dividends*	-$	1,016,704		$6,557,447		$19,334,583
Compensation Actually Paid (CAP)	-$	191,686		$7,852,882		$22,507,848

*	Adjusted Equity Values and Accrued Dividends represents the year-over-year change in the fair value of equity wards to our CEO, as itemized in the table below.

Equity Award Detail	2020		2021		2022
Change in fair value from end of prior fiscal year to vesting date for previously granted awards - vested during the year	-$	1,811,141		$622,199	$1,404,110
Change in fair value from end of prior fiscal year to end of current fiscal year for previously granted awards - unvested at year end	-$	5,741,765	-$	2,616,454	$4,653,634
Fair value of equity awards at fiscal year end for current year equity grants		$6,536,202		$8,551,702	$13,276,839
Total Equity Adjustments	-$	1,016,704		$6,557,447	$19,334,583

Non-PEO NEO Average Total Compensation Amount	$ 3,860,049	3,136,479	2,812,420
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,094,879	2,314,099	275,683
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	To calculate Compensation Actually Paid (“CAP”), the following amounts were deducted from and added to Summary Compensation Table (“SCT”) total compensation:
Average other NEO SCT Total to CAP Reconciliation

	2022
Compensation Element	Bayardo		Joseph		Rovig		Shelton
Total Comp as Reported in SCT		$4,938,890		$3,568,577		$3,453,418		$3,479,309
Pension/NQDC as Reported in SCT		$0		$0		$0		$0
Stock Awards as Reported in SCT	-$	2,448,193	-$	1,632,147	-$	1,632,147	-$	1,632,147
Option Awards as Reported in SCT	-$	677,689	-$	451,793	-$	451,793	-$	451,793
Pension Value for Current Year		$0		$0		$0		$0
Adjusted Equity Values and Accrued Dividends**		$6,105,655		$4,070,457		$4,070,457		$4,070,457
Compensation Actually Paid (CAP)		$7,918,663		$5,555,094		$5,439,935		$5,465,826
Average other NEO CAP		$6,094,879

	2021
Compensation Element	Bayardo		Joseph		Rovig		Shelton
Total Comp as Reported in SCT		$4,029,178		$2,920,569		$2,860,735		$2,735,432
Pension/NQDC as Reported in SCT		$0		$0		$0		$0
Stock Awards as Reported in SCT	-$	2,484,765	-$	1,656,510	-$	1,656,510	-$	1,656,510
Option Awards as Reported in SCT	-$	682,508	-$	455,005	-$	455,005	-$	455,005
Pension Value for Current Year		$0		$0		$0		$0
Adjusted Equity Values and Accrued Dividends**		$2,070,765		$1,380,511		$1,380,511		$1,380,511
Compensation Actually Paid (CAP)		$2,932,670		$2,189,565		$2,129,731		$2,004,428
Average other NEO CAP		$2,314,099

	2020
Compensation Element	Bayardo		Rovig		Weinstock		Duff
Total Comp as Reported in SCT		$3,846,788		$2,682,271		$2,439,498		$2,281,121
Pension/NQDC as Reported in SCT		$0		$0		$0		$0
Stock Awards as Reported in SCT	-$	2,480,488	-$	1,653,643	-$	1,488,307	-$	1,488,307
Option Awards as Reported in SCT	-$	674,997	-$	450,000	-$	404,998	-$	404,998
Pension Value for Current Year		$0		$0		$0		$0
Adjusted Equity Values and Accrued Dividends**	-$	394,484	-$	265,648	-$	220,538	-$	220,538
Compensation Actually Paid (CAP)		$296,819		$312,980		$325,655		$167,278
Average other NEO CAP		$275,683

**	Adjusted Equity Values and Accrued Dividends represents the average year-over-year change in the fair value of equity wards to our NEOs other than our CEO, as itemized in the table below.

Equity Award Detail	2020		2021		2022
Change in fair value from end of prior fiscal year to vesting date for previously granted awards - vested during the year	-$	455,096		$147,363	$332,551
Change in fair value from end of prior fiscal year to end of current fiscal year for previously granted awards - unvested at year end	-$	1,299,455	-$	619,691	$1,102,178
Fair value of equity awards at fiscal year end for current year equity grants		$1,479,248		$2,025,403	$3,144,528
Total Equity Adjustments	-$	275,302		$1,553,075	$4,579,256

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Pay Versus Performance Narrative
The following table identifies the four most important financial performance measures used by our Compensation Committee to link the compensation actually paid (“CAP”) to our CEO and other NEOs in 2022.

Financial Performance Measures
Adjusted EBITDA
Energy Transition Revenue
Relative TSR
NVA (NOV Value Added)

Total Shareholder Return Amount	$ 85	54.58	55.07
Peer Group Total Shareholder Return Amount	131.79	77.91	62.47
Net Income (Loss)	$ 155,000,000	$ (250,000,000)	$ (2,542,000,000)
Company Selected Measure Amount	679	229	350
PEO Name	Williams
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Energy Transition Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	NVA (NOV Value Added)
Deduct: Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (217,866)
Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,334,583	6,557,447	(1,016,704)
Option Awards as Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,146,016)	(2,161,279)	(2,137,500)
Pension Value for Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Stock Awards as Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,752,616)	(7,868,423)	(7,854,871)
Bayardo [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	4,938,890	4,029,178	3,846,788
Non-PEO NEO Average Compensation Actually Paid Amount	7,918,663	2,932,670	296,819
Bayardo [Member] | Deduct: Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Bayardo [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,105,655	2,070,765	(394,484)
Bayardo [Member] | Option Awards as Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(677,689)	(682,508)	(674,997)
Bayardo [Member] | Pension Value for Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Bayardo [Member] | Average Other NEO CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,094,879	2,314,099	275,683
Bayardo [Member] | Stock Awards as Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,448,193)	(2,484,765)	(2,480,488)
Rovig [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	3,453,418	2,860,735	2,682,271
Non-PEO NEO Average Compensation Actually Paid Amount	5,439,935	2,129,731	312,980
Rovig [Member] | Deduct: Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Rovig [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,070,457	1,380,511	(265,648)
Rovig [Member] | Option Awards as Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(451,793)	(455,005)	(450,000)
Rovig [Member] | Pension Value for Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Rovig [Member] | Stock Awards as Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,632,147)	(1,656,510)	(1,653,643)
Weinstock [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount			2,439,498
Non-PEO NEO Average Compensation Actually Paid Amount			325,655
Weinstock [Member] | Deduct: Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Weinstock [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(220,538)
Weinstock [Member] | Option Awards as Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(404,998)
Weinstock [Member] | Pension Value for Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Weinstock [Member] | Stock Awards as Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,488,307)
Duff [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount			2,281,121
Non-PEO NEO Average Compensation Actually Paid Amount			167,278
Duff [Member] | Deduct: Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Duff [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(220,538)
Duff [Member] | Option Awards as Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(404,998)
Duff [Member] | Pension Value for Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Duff [Member] | Stock Awards as Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,488,307)
Shelton [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	3,479,309	2,735,432
Non-PEO NEO Average Compensation Actually Paid Amount	5,465,826	2,004,428
Shelton [Member] | Deduct: Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Shelton [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,070,457	1,380,511
Shelton [Member] | Option Awards as Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(451,793)	(455,005)
Shelton [Member] | Pension Value for Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Shelton [Member] | Stock Awards as Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,632,147)	(1,656,510)
Joseph [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount	3,568,577	2,920,569
Non-PEO NEO Average Compensation Actually Paid Amount	5,555,094	2,189,565
Joseph [Member] | Deduct: Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Joseph [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,070,457	1,380,511
Joseph [Member] | Option Awards as Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(451,793)	(455,005)
Joseph [Member] | Pension Value for Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Joseph [Member] | Stock Awards as Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,632,147)	(1,656,510)
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,334,583	6,557,447	(1,016,704)
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,276,839	8,551,702	6,536,202
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,653,634	(2,616,454)	(5,741,765)
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,404,110	622,199	(1,811,141)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,579,256	1,553,075	(275,302)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,144,528	2,025,403	1,479,248
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,102,178	(619,691)	(1,299,455)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 332,551	$ 147,363	$ 455,096